Events after the reporting date (Details)										1 Months Ended			12 Months Ended
	Mar. 23, 2023 shares	Feb. 07, 2023 shares	Mar. 11, 2022 USD ($) $ / shares shares	Jan. 11, 2022 USD ($) $ / shares shares	Apr. 09, 2021 USD ($) $ / shares shares	Dec. 10, 2020 USD ($) $ / shares shares	May 15, 2020 $ / shares	May 14, 2020 USD ($) $ / shares shares	Apr. 30, 2020 USD ($) shares	Jan. 31, 2022 USD ($) shares	Dec. 31, 2020 USD ($) shares	May 31, 2020 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary share price (usd per share) | $ / shares			$ 0.75	$ 1.175	$ 1.375			$ 1.2875
Transaction costs | $											$ 3,374,000		$ 2,170,000	$ 177,000
Issue of shares and warrants | $			$ 23,000,001	$ 9,281,349	$ 9,999,996			$ 28,749,999	$ 1,613,116	$ 9,281,000	$ (2,087,000)			$ 10,000,000	$ 28,750,000
Award vesting period													10 years
Share price per ADS (usd per share) | $ / shares			$ 3.00	$ 4.70	$ 5.50	$ 5.50	$ 5.15	$ 5.15
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue of shares and warrants (in shares) | shares			30,666,668	7,899,020	7,272,724	1,517,976		22,330,096	970,584	7,899,020	1,517,976	22,330,096		7,272,724
Issue of shares and warrants | $			$ 674,813	$ 178,802	$ 172,698	$ 36,781		$ 486,761	$ 21,114	$ 179,000	$ 37,000	$ 487,000		$ 173,000
Granting of shares | Restricted share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards granted (in shares) | shares	10,048	445,568
Number of awards granted, in ADS (in shares) | shares	2,512	111,392
Award vesting period		4 years